UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C.

Form ABS-15G

ASSET –BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

  X   Rule 15 Ga-1 under the Exchange Act (17CFR 240.15 Ga-1(c)(2)) for the reporting period

October 1, 2025 to December 31, 2025

Date of Report (Date of earliest event reported) January 30, 2026

PNC Bank, National Association
(Exact name of securitizer as specified in its charter)

Commission File Number of securitizer: 025-00973

Central Index Key Number of securitizer: 0001008932

      Lauren Gasher (412) 762-2265
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to
Rule 15GA-1 (c) (1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to
Rule 15GA -1 (c) (2) (i) [X]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15GA-1 (c) (2) (ii) [ ]

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The disclosures required by Rule 15Ga-1 according to the requirements of Rule 15Ga-1(c)(2) for the quarterly period ended December 31, 2025.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 30, 2026    PNC Bank, National Association

    By: /s/ Thomas O’Connor
    Name: Thomas O’Connor
                Title: Vice President
    Officer with respect to Residential Mortgages and Ginnie Mae Asset Classes
By: /s/ Pamela Hobe
    Name: Pamela Hobe
                Title: PNC Real Estate Chief Operating Officer

     By: /s/ Jesus Cantalapiedra
    Name: Jesus Cantalapiedra
                Title: Capital Markets Trading Adminastrator